U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type
1.   Name and address of issuer:
                                                  Salomon Brothers
Capital Fund Inc
                                                  7 World Trade
Center - 38th Floor
                                                  New York, NY
10048
2.  Name of each series or class of funds for which this notice is
filed:                                                 Salomon
Brothers Capital Fund Inc3.  Investment Company Act File Number :
811-2667     Securities Act File Number:
2-570734.  Last day of fiscal year for which this notice is filed:


December 31, 19955. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the
fiscal year but before termination of the issuer's     24f-2
declaration:                                          (6.  Date of
termination of issuer's declaration under rule 24f-2(a)(1), if applicable
     (see Instruction A6):
7.  Number and amount of securities of the same class or series
which had been registered under the             Securities Act of
1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
		   13,129,7078. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
617,103
9.  Number and aggregate sale price of securities sold during the
fiscal year:     Shares:   1,609,281
Dollar Amount:    $29,031,088
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Shares:   1,609,281                              Dollar Amount:
$29,031,08811. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B7):

       Shares:      600,042                              Dollar
Amount:    $11,026,944
12.   Calculation of registration fee:       (i)  Aggregate sale
price of securities sold during the fiscal              year in
reliance on rule 24f-2 (from Item 10):
$     29,031,088      (ii)  Aggregate price of shares issued in
connection with dividend             reinvestment plans (from Item
11, if applicable):                                   +
11,026,944

      (iii) Aggregate price of shares redeemed or repurchased
during the
             fiscal year (if applicable):
-   40,058,032

      (iv)  Aggregate price of shares redeemed or repurchased and previously
             applied as a reduction to filing fees pursuant to
rule 24e-2
             (if applicable):
+                  0

       (v)  Net aggregate price of securities sold and issued
during the
             fiscal year in reliance on rule 24f-2 [line (I), plus
line (ii),
             less line (iii), plus line (iv)] (if applicable):
			                    0

      (vi)  Multiplier prescribed by Section 6(b) of the
Securities Act
             of 1933 or other applicable law or regulation
             (see Instruction C6):
x   _________

     (vii) Fee due [line (I) or line (v) multiplied by line (vi)]:
___________________

Instructions: Issuer should complete lines (ii), (iii), (iv) and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C3.
              13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

(

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



SIGNATURESThis report has been signed below by the following persons on behalf of the issuer and in the capacities and on the
dates indicated.By (Signature and Title)*                 /s/
Alan M. Mandel
Alan M. Mandel, Treasurer


Date:                                                    February
20, 1996


* Please print the name and title of the signing officer below the signature